Note 17 - Variable Interest Entities - Maximum Exposure Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Equity accounted investments	$ 28,175	$ 22,490
Co-investment commitments	18,588	20,284
Maximum exposure to loss	40,949	36,834
Variable Interest Entity, Not Primary Beneficiary [Member]
Equity accounted investments	$ 22,361	$ 16,550